Schedule of cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Cash And Cash Equivalents
Cash and bank deposits	R$ 116,123	R$ 428,812
Cash equivalents	370,135	234,018
Total	R$ 486,258	R$ 662,830	R$ 1,645,425	R$ 826,187